(2_FIDELITY_LOGOS)EMPIRE FIDELITY INVESTMENTS
VARIABLE ANNUITY ACCOUNT A






ANNUAL REPORT
DECEMBER 31, 1995


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF EMPIRE
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER EMPIRE FIDELITY
INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITY NOR
MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE
FDIC.
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY






ASSETS                                                                                  DECEMBER 31, 1995

Investments at Current Market Value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 30,961,592 shares (cost $30,961,592)                         $ 30,961,592

  High Income Portfolio - 1,138,979 shares (cost $13,080,219)                            13,724,693

  Equity-Income Portfolio - 6,488,359 shares (cost $101,391,429)                         125,030,673

  Growth Portfolio - 2,136,243 shares (cost $50,790,417)                                 62,378,282

  Overseas Portfolio - 1,042,063 shares (cost $16,748,806)                               17,767,176



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 501,048 shares (cost $5,938,717)                     6,253,074

  Asset Manager Portfolio - 5,221,139 shares (cost $75,595,559)                          82,441,783

  Index 500 Portfolio - 170,602 shares (cost $11,420,386)                                12,916,297

  Asset Manager: Growth Portfolio - 416,737 shares (cost $4,748,197)                     4,909,159

  Contrafund Portfolio - 3,768,225 shares (cost $45,805,642)                             51,926,140



   Total Assets                                                                         $ 408,308,869



LIABILITIES

   Total Liabilities                                                                     0



NET ASSETS

  Variable Annuity Contracts                                                            $ 401,984,146

  Annuity Reserves                                                                       5,822,045

  Retained in Variable Account by Empire Fidelity Investments Life Insurance Company     502,678



   Total Net Assets                                                                     $ 408,308,869


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


      SUBACCOUNTS INVESTING IN:




      VIP -                 VIP -                 VIP -
      MONEY MARKET          HIGH INCOME           EQUITY-INC           VIP -            VIP -
                                                OME                  GROWTH           OVERSEAS







                12/31/95    12/31/94    12/31/95   12/31/94    12/31/95    12/31/94    12/31/95    12/31/94    12/31/95    12/31/94


INCOME:


 Dividend       $ 1,580,    $ 831,63    $ 573,31   $ 634,75    $ 5,704,    $ 3,344,    $ 181,45    $ 1,447,    $ 186,37    $ 90,416

s               340         9           6          0           765         242         6           970         1


EXPENSES:


Mortality,

expense

risk             276,570     191,173     108,556    72,934      935,882     516,187     476,876     273,518     199,920     232,822

 and

administrat

ive

 charges


Net

investment       1,303,7     640,466     464,760    561,816     4,768,8     2,828,0     (295,42     1,174,4     (13,549     (142,40

                70                                             83          55          0)          52          )           6)

 income

(loss)


Realized         0           0           311,021    66,892      980,837     327,101     1,347,8     274,406     948,661     523,678

gain (loss)                                                                            36


Unrealized

appreciatio

n                0           0           1,066,4    (862,12     21,037,     (499,70     10,737,     (1,551,2    483,715     (671,16

 (depreci                               52         5)          305         0)          430         42)                     0)

ation)

during

 the year


Net

increase

(decrease)       1,303,7     640,466     1,842,2    (233,41     26,787,     2,655,4     11,789,8    (102,38     1,418,8     (289,88

                70                      33         7)          025         56          46          4)          27          8)

 in net

assets

from

 operatio

ns


Payments

received         20,298,     16,945,     3,421,1    3,478,7     18,539,     15,958,     11,525,1    10,405,     1,796,0     9,577,6

 from           088         192         40         17          810         649         44          395         64          29

contract

owners


Transfers

between          (14,658,    1,474,7     769,335    (1,420,0    15,857,     8,311,01    6,106,4     1,834,11    (10,888,    2,155,6

 subacco        844)        88                     39)         402         0           01          2           631)        52

unts, net


Transfers

for contract

                 (980,35     (1,314,9    (145,90    (113,42     (1,432,8    (624,53     (701,85     (215,55     (412,02     (188,85

 benefits       1)          04)         3)         8)          70)         8)          5)          3)          2)          0)

and

 terminati

ons


Other

transfers

(to) from

 Empire          (977,05     (630,00     139,482    (9,838      (3,753      (238,61     51,104      (157,75     (33,678     (380,62

Fidelity        2)          2)                     )           )           6)                      2)          )           9)

 Investme

nts Life

 Insuranc

e Co., net


Net

increase

(decrease)       3,681,8     16,475,     4,184,0    1,935,4     32,960,     23,406,     16,980,     11,866,2    (9,538,2 11,163,8

                41          074         54         12          589         505         794         02          67)         02

 in net

assets

from

 contract

transaction

s


Retained in

(returned

 from)           793         18,157      4,568      823         45,421      13,654      24,882      2,960       (10,255     9,751

Variable                                                                                                       )

Annuity

 Account

A, net


Total            4,986,4     17,133,     6,030,8    1,702,8     59,793,     26,075,     28,795,     11,766,7    (8,129,6    10,883,

increase in     04          697         55         18          035         615         522         78          95)         665

net assets


Net assets

at               25,975,     8,841,4     7,693,8    5,991,0     65,237,     39,162,     33,582,     21,815,     25,896,     15,013,

beginning       188         91          38         20          638         023         760         982         871         206

 of period


Net assets

at end          $ 30,961    $ 25,975    $ 13,724   $ 7,693,    $ 125,03    $ 65,237    $6 2,378    $ 33,582    $ 17,767    $ 25,896

 of period      ,592        ,188        ,693       838         0,673       ,638        ,282        ,760        ,176        ,871










  VIP II -
  INVESTMEN             VIP II -             VIP II -            VIP II -
T                       ASSET                INDEX 500             ASSET     VIP II -     TOTAL
  GRADE               MANAGER                                    MANAG
BOND                                                             ER:         CONTRAF
                                                                             UND
                                                                 GROWTH






12/31/95   12/31/94    12/31/95    12/31/94    12/31/95   12/31/94   12/31/95   12/31/95   12/31/95    12/31/94
                                                                     *          *





$ 143,74   $ 15,302    $ 2,010,    $ 4,842,9   $ 48,377   $ 3,157    $ 209      $ 666      $ 11,305,   $ 11,210,
0                      357         73                                ,986       ,687       395         449





 48,624     46,558      875,116     1,036,89    65,235     20,030     29,4       277,       3,293,6     2,390,11
                                   6                                 23         494        96          8


 95,116     (31,256     1,135,2     3,806,07    (16,858    (16,873    180,       389,       8,011,69    8,820,3
           )           41          7           )          )          563        193        9           31

 57,874     (58,146     2,777,2     670,299     399,595    16,709     178,       369,       7,371,4     1,820,9
           )           99                                            391        981        95          39



 563,142    (174,14     8,678,4     (12,264,    1,451,4    2,726      160,       6,12       50,299,     (16,019,
           8)          45          265)        39                    962        0,49       388         914)
                                                                                8



 716,132    (263,55     12,590,     (7,787,8    1,834,1    2,562      519,       6,87       65,682,     (5,378,6
           0)          985         89)         76                    916        9,67       582         44)
                                                                                2


 663,948    625,373     2,478,8     31,228,9    3,472,8    677,826    2,91       20,8       85,959,     88,897,
                       25          41          17                    0,69       52,5       095         722
                                                                     9          60


 954,199    (1,434,0    (29,743,    (10,839,    5,977,1    (81,890    1,48       24,1       0           0
           15)         764)        618)        37         )          2,76       43,9
                                                                     6          99



 (148,17    (66,810     (2,796,5    (1,763,7    (919,22    (4,528     (9,48      (150,      (7,697,2    (4,292,3
6)         )           19)         71)         7)         )          6)         792)       01)         82)




 20,568     (128,36     (803,02     (1,538,8    74,073     (35,262    930        153,       (1,377,6    (3,119,3
           4)          9)          46)                    )                     674        81)         09)



 1,490,5    (1,003,8    (30,864,    17,086,     8,604,8    556,146    4,38       44,9       76,884,     81,486,
39         16)         487)        706         00                    4,90       99,4       213         031
                                                                     9          41



 (4,949     (7,938      (21,367     (21,863     5,281      396        4,33       47,0       95,735      15,940
)          )           )           )                                 4          27

 2,201,7    (1,275,3    (18,294,    9,276,95    10,444,    559,104    4,90       51,9       142,662     76,123,
22         04)         869)        4           257                   9,15       26,1       ,530        327
                                                                     9          40


 4,051,3    5,326,6     100,736     91,459,6    2,472,0    1,912,9    0          0          265,646     189,523
52         56          ,652        98          40         36                               ,339        ,012


$ 6,253,   $ 4,051,    $ 82,441    $ 100,736   $ 12,916   $ 2,472,   $ 4,9      $ 51,      $ 408,30    $ 265,64
074        352         ,783        ,652        ,297       040        09,1       926,       8,869       6,339
                                                                     59         140


* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1995.
NOTES TO FINANCIAL STATEMENTS
For the years ended December 31, 1995 and 1994


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
1. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the New York Insurance Department. The account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
Beginning in 1995, EFILI added two new subaccounts to the Account; Asset
Manager: Growth and Contrafund.
2. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (the Code).
3. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account (equivalent to an effective annual rate of 1% of net assets) for administrative expenses and for the assumption of mortality and expense risks. Under the Retirement Reserves contract EFILI also deducts an annual maintenance charge of $30 from the contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
4. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc.
(FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI is the distributor and principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to each portfolio. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the portfolios.
5. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1995.
                         PURCHASES       SALES

Money Market            $              $
                        25,997,463     21,011,193

High Income               8,273,740      3,620,358

Equity-Income             41,504,203     3,729,310

Growth                    22,050,718     5,340,462

Overseas                  2,038,293      11,600,364

Investment Grade          3,032,454      1,451,748

Asset Manager             2,730,231      32,480,844

Index 500                 10,230,056     1,636,833

Asset Manager: Growth     6,201,116      1,631,310

Contrafund                47,028,426     1,592,765

6. UNIT VALUES.
A summary of changes in accumulation units and accumulation units outstanding for variable annuity contracts at December 31, 1995 and 1994 are as follows:

                       PAYMENTS
        BEGINNING    RECEIVED           TRANSFERS       CONTRACT
        BALANCE        FROM CONTRACT    BETWEEN         TERMINATION     ENDING BALANCE
                       OWNERS           SUBACCOUNTS,    S
                                        NET





                         UNITS                                                 UNITS        UNIT VALUE   DOLLARS

JANUARY 1, 1995 TO DECEMBER 31, 1995

 Money Market
Subaccount                1,840,618    1,212,366    (887,953)      (78,693)     2,086,339   $14.66       $ 30,587,979

 High Income
Subaccount                413,916      164,126      48,831         (21,052)     605,822     $22.05        13,357,546

 Equity-Income
Subaccount                3,148,692    755,226      681,199        (103,971)    4,481,146   $27.44        122,982,339

 Growth
Subaccount                1,448,467    395,023      194,334        (33,248)     2,004,576   $30.80        61,732,843

 Overseas
Subaccount                1,472,775    100,194      (621,187)      (21,490)     930,291     $19.00        17,672,782

 Investment Grade
Subaccount                270,642      41,606       58,920         (12,394)     358,773     $16.99        6,096,643

 Asset Manager
Subaccount                6,284,783    146,335      (1,848,581)    (146,921)    4,435,615   $18.29        81,145,514

 Index 500
Subaccount                210,179      240,442      433,808        (82,024)     802,405     $15.54        12,467,512

 Asset Manager:
Growth                    0            264,392      138,263        (6,497)      396,158     $12.21        4,835,356
Subaccount*

 Contrafund
Subaccount*               0            1,655,600    2,096,508      (67,011)     3,685,097   $13.87        51,105,632

                                                                                                             $ 401,984,146

JANUARY 1, 1994 TO DECEMBER 31, 1994

 Money Market
Subaccount                644,024      1,084,751    214,328        (102,484)    1,840,618   $13.99       $ 25,745,656

 High Income
Subaccount                315,623      183,242      (76,753)       (8,196)      413,916     $18.47        7,643,358

 Equity-Income
Subaccount                2,010,488    800,389      385,781        (47,966)     3,148,692   $20.52        64,610,041

 Growth Subaccount        934,679      460,278      70,849         (17,339)     1,448,467   $22.98        33,284,738

 Overseas Subaccount      863,085      533,843      92,368         (16,521)     1,472,775   $17.50        25,766,644

 Investment Grade
Subaccount                339,808      41,571       (107,287)      (3,450)      270,642     $14.63        3,959,419

 Asset Manager
Subaccount                5,347,933    1,872,179    (772,002)      (163,327)    6,284,783   $15.80        99,295,494

 Index 500 Subaccount     166,568      56,323       (7,147)        (5,565)      210,179     $11.44        2,404,360

                                                                                                                    $ 262,709,710

* FOR THE PERIOD JANUARY 3, 1995 (COMMENCEMENT OF OPERATIONS) THROUGH
DECEMBER 31, 1995.


REPORT OF INDEPENDENT ACCOUNTANTS
To the Contract Owners of Empire Fidelity Investments
Variable Annuity Account A:
We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of Money Market Subaccount, High Income Subaccount, Equity-Income Subaccount, Growth Subaccount, Overseas Subaccount, Investment Grade Bond Subaccount, Asset Manager Subaccount, Index 500 Subaccount, Asset Manager: Growth Subaccount and Contrafund Subaccount) of Empire Fidelity Investments Life Insurance Company as of December 31, 1995, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1995, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 26, 1996


(registered trademark)
America's largest privately-held investment management organization. Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.
Fidelity Brokerage Services, Inc., member NYSE, SIPC, and Fidelity Insurance Agency, Inc. are the distributors.
82 Devonshire Street, Boston, MA 02109